SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2020	2019	2018

Network and IT costs	797	791	1,176
Personnel costs	815	875	889
Customer associated costs	653	720	867
Losses on receivables	62	66	62
Taxes, other than income taxes	57	158	217
Other	257	355	486
Total selling, general and administrative expenses	2,641	2,965	3,697